Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Goodwill [Line Items]
Additions goodwill acquisition	[1]	¥ 505,476	¥ 1,703
Impairment loss on goodwill		¥ 0	¥ 0	¥ 0
Guangdong Xingjian Education Co., Ltd
Goodwill [Line Items]
Percentage of equity interest acquired			100.00%
Additions goodwill acquisition			¥ 1,703

[1]	For the year ended August 31, 2017, the Company acquired 100% equity interest of Guangdong Xingjian Education Co., Ltd. using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill amount to RMB 1,703.